DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MMBTU GWh	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GWh	Dec. 31, 2024 MMBTU
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 65,377	$ 71,646
Gains (losses) on cash flow hedges, before tax	(1,148)	(17)
Ineffective Portion	(2)	7
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	49,080	47,408
Gains (losses) on hedges of net investments in foreign operations, before tax	(2,946)	2,814
Ineffective Portion	3	0
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	114,457	119,054
Gain (loss) on hedge effectiveness recognised in other comprehensive income	(4,094)	2,797
Ineffective Portion	$ 1	7
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	190,308		173,523
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	144,899		131,526
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives	253,553,000		110,828,000	110,828,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	148,829,000			69,082,000
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 88,249	$ 97,961